Share Capital - Schedule of Assumptions Used to Computing Fair Value of Options Granted to Consultants and Other Service Providers (Details) - Options - Consultants and Other Service Providers - $ / shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of ordinary shares			$ 2.98
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum	68.45%	72.72%	73.31%
Expected volatility, Maximum	74.50%	80.00%	76.30%
Risk-free interest rate, Minimum	1.38%	1.56%	1.88%
Risk-free interest rate, Maximum	2.26%	2.27%	2.07%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of ordinary shares	$ 1.58	$ 1.58
Expected term	3 years 10 months 24 days	5 years 9 months 18 days	6 years 9 months 18 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of ordinary shares	$ 37.21	$ 7.96
Expected term	5 years 10 months 24 days	8 years 6 months	7 years